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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2000

                 Check here if Amendment [ ]; Amendment Number:

            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                 Name: Reliance Financial Services Corporation
                          Address: 55 East 52nd Street
                               New York, NY 10055
                          Form 13F File Number: 28-161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    George E. Bello
Title:   Executive Vice President

 Phone:   212-909-1100

Signature, Place, and Date of Signing:                   /s/  George E. Bello
---------------------------------------              --------------------------
                                                         New York, New York
                                                         November 13, 2000

        NOTE: While the instructions for Column 6 of the Information Table indicate the answer must be "DEFINED" due to a parent-subsidiary relationship, each entity is responsible for its own investment policy and exercises independent management discretion.

        Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             1
Form 13F Information Table Entry Total:                        10
Form 13F Information Table Value Total (thousands):            $448,309
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            Form 13F
No.        File Number                     Name
---        -----------                    -------

1.            28-160              Reliance Insurance Company


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                           Form 13F INFORMATION TABLE

Report for the Calendar Quarter Ended September 30, 2000.

COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
-------------------------  ----------------  ---------  --------  -----------------------  ----------  --------  ------------------
                                                          VALUE    SHRS OR     SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT     PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------  ----------------  ---------  --------  -----------  ----  ----  ----------  --------  ----  ------  ----
BOSTON LIFE SCIENCES INC   COM NEW           100843408       280       37,500   SH          DEFINED        1     X
GENTA INC                  COM NEW           37245M207       478       50,000   SH          DEFINED        1     X
HEARTPORT INC              SB NT CV 144A 04  421969AA4    11,155   31,870,000  PRN          DEFINED        1     X
HEARTPORT INC              SB NT CV 7.25%04  421969AC0     4,359   12,455,000  PRN          DEFINED        1     X
INDIVIDUAL INV GROUP INC   COM               455907105       791      666,666   SH          DEFINED        1     X
LANDAMERICA FINL
  GROUP INC                COM               514936103   115,375    4,039,473   SH          DEFINED        1     X
RELIANCE GROUP
  HOLDINGS INC             COM               759464100       284    1,401,173   SH          DEFINED        1     X
STREAMLINE COM INC         COM               863239109     1,299    2,597,616   SH          DEFINED        1     X
SUNBEAM CORP               SRSDCV ZR0144A18  867071AA0    20,541  219,100,000  PRN          DEFINED        1     X
SYMBOL TECHNOLOGIES INC    COM               871508107   293,747    8,173,931   SH          DEFINED        1     X